Provisions - Schedule of Changes in Provision - Severance (Detail) - Retroactive unemployment plan [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Beginning balance	$ 334	$ 373
Current services costs	87	136
Interest expense on obligations	15	21
Actuarial gains	(29)	(113)
Payments of benefits	(80)	(108)
Exchange differences	(31)	25
Ending balance	$ 296	$ 334